DEBT (Tables)	12 Months Ended
Dec. 31, 2013
DEBT
Schedule of debt

Information on our debt as of December 31, 2013 and 2012, is as follows (in thousands):

	2013	2012
Mortgage loan with a fixed interest rate of 6.30% per annum, with monthly payments of principal and interest. The loan had a 25 1/2-year amortization schedule with a balance of $65,147,000 due on September 10, 2013. This loan was not prepayable and was nonrecourse to the Partnership. The loan was paid in full in 2013	$—	$66,644
Mortgage loan with a fixed interest rate of 6.30% per annum, with monthly payments of principal and interest. The loan had an eight-year amortization schedule through September 10, 2013. This loan was not prepayable and was nonrecourse to the Partnership. The loan was paid in full in 2013	—	233
Mortgage loan with a fixed interest rate of 7.66% per annum, with monthly payments of principal and interest. The loan has a 20-year amortization schedule with a $25,324,000 balance due on December 1, 2015. The loan is nonrecourse to the Partnership	28,262	29,633
Mortgage loan with a fixed interest rate of 4.50% per annum, with monthly payments of interest only for 10 years, and payments of interest and principal starting in February 2022. The loan has a $42,008,000 balance due on January 5, 2027. The loan is nonrecourse to the Partnership	46,000	46,000
Mortgage loan with a fixed interest rate of 5.56% per annum, with monthly payments of principal and interest. The loan has a 10-year amortization schedule with a $12,288,000 balance due on July 1, 2015, and is nonrecourse to the Partnership	12,737	13,015
Mortgage loan with a fixed interest rate of 6.65% per annum, with monthly payments of principal and interest. The loan has a 25-year amortization schedule with a $21,136,000 balance due on July 15, 2018. The loan is nonrecourse to the Partnership	34,755	37,268
Mortgage loan with a fixed interest rate of 5.95% per annum, with monthly payments of principal and interest, and a balance of $10,500,000 due on December 1, 2013. The loan was nonrecourse to the Partnership. The loan was paid in full in 2013	—	10,748
Mortgage loan with a fixed interest rate of 5.06% per annum, with monthly payments of principal and interest, and a balance of $33,068,000 due on September 1, 2015. The loan is nonrecourse to the Partnership	34,583	35,391
Mortgage loans with a fixed interest rate of 5.39% per annum, with monthly payments of principal and interest, and a balance of $35,695,000 due on March 1, 2021. The loans are nonrecourse to the Partnership	41,170	41,780
Mortgage loan with a fixed interest rate of 5.18% per annum, with monthly payments of principal and interest, and a balance of $26,232,000 due on June 5, 2021. The loan is nonrecourse to the Partnership	30,812	31,305

	228,319	312,017
Premiums and discounts on assumed mortgages payable	2,786	3,614

Total Mortgages Payable	231,105	315,631

Unsecured revolving lines of credit	164,000	30,000

Total Debt	$395,105	$345,631

Schedule of principal payments on debt

Principal payments on our debt as of December 31, 2013, are as follows (in thousands):

Years Ending December 31	Mortages Payable	Other	Total
2014	$6,472	$64,000	$70,472
2015	77,055	—	77,055
2016	4,354	100,000	104,354
2017	4,642	—	4,642
2018	24,300	—	24,300
Thereafter	111,496	—	111,496

Total	$228,319	$164,000	$392,319